Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
O
ur Chief Executive Officer is the principal executive
o
fficer (“PEO”). The following table sets forth information concerning the compensation of our PEO and the other named executive officers for each of the fiscal years ended December 31, 2021 and 2022 and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	CEBITDA ($)(4)
					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
2022	10,398,594	(10,419,083)	5,676,307	(2,068,778)	20.45	44.15	(48,733,016)	80,878,805
2021	18,860,829 (5)	34,286,052	30,474,909 (5)	9,876,874	42.46	84.20	(108,663,739)	65,544,984

(1)	For the fiscal years ended December 31, 2021 and 2022, our PEO and remaining non-PEO named executive officers were as follows:

Year	PEO	Non-PEO Named Executive Officers

2022	Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller
2021	Mr. Wernikoff	Messrs. Watson and Preece

(2)	The following table reflects the adjustments used to calculate compensation actually paid:

	2022		2021
	PEO	Average for Non- PEO Named Executive Officers	PEO	Average for Non- PEO Named Executive Officers
Total Reported in Summary Compensation Table	$10,398,594	$5,676,307	$18,860,829	$30,474,909
Minus: Reported SCT Value of Equity Awards (a)	$9,526,394	$5,054,445	$18,023,713	$29,804,343
Plus: Equity Award Adjustments (b)	($11,291,283)	($2,690,639)	$33,448,936	$9,206,308
Compensation Actually Paid	($10,419,083)	($2,068,778)	$34,286,052	$9,876,874

(a)
The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year. The total compensation reported in the Summary Compensation Table in 2021 for our PEO and
non-PEO
named executive officers includes the incremental fair value related to modifications of stock awards and option awards granted in prior years. See the section titled “Executive Compensation Tables—Summary Compensation Table—2021 Equity Award Modifications” above. For our named executive officers in 2021, the total modification value included in the reported value of equity awards in the Summary Compensation Table was as follows: Mr. Wernikoff ($11,355,440), Mr. Watson ($26,792,346) and Mr. Preece ($26,158,344).

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

PEO
:

	Year End Fair Value of Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Total Equity Award Adjustments
2022	$4,835,790	($11,215,036)	($4,912,037)	($11,291,283)
2021	$3,424,266	$13,852,215	$16,172,454	$33,448,936
Non-PEO
:

	Year End Fair Value of Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Total Equity Award Adjustments
2022	$2,685,214	($4,153,945)	($1,221,908)	($2,690,639)
2021	$1,709,494	$4,450,824	$3,045,990	$9,206,308

(3)
Peer group total shareholder return reflects the Company’s peer group (Nasdaq CTA Internet Index) as reflected in our Annual Report on Form
10-K
for the year ended December 31, 2022 and filed with the SEC on March 1, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 30, 2021, the date of our IPO.

(4)
The Company’ most important financial performance measure is CEBITDA (Adjusted EBITDA + change in deferred revenue), a non-GAAP
measure. Adjusted EBITDA is defined as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022, which was filed with the SEC on
March 1, 2023.

(5)
The total compensation reported in the Summary Compensation Table in 2021 for our PEO and
non-PEO
named executive officers includes the incremental fair value related to modifications of stock awards granted in prior years. See the section titled “Executive Compensation Tables—Summary Compensation Table
—2021 Equity Award Modifications
” above. For our named executive officers
in
2021, the total modification value
included in
the
reported value of equity
awards
in the Summary Compensation Table

was as follows: Mr. Wernikoff ($11,355,440), Mr. Watson ($26,792,346) and Mr. Preece ($26,158,244).

Company Selected Measure Name	CEBITDA
Named Executive Officers, Footnote [Text Block]	Messrs. Watson, Preece and Radhakrishna and Ms. Miller	Messrs. Watson and Preece
Peer Group Issuers, Footnote [Text Block]
(3)
Peer group total shareholder return reflects the Company’s peer group (Nasdaq CTA Internet Index) as reflected in our Annual Report on Form
10-K
for the year ended December 31, 2022 and filed with the SEC on March 1, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 30, 2021, the date of our IPO.

PEO Total Compensation Amount	$ 10,398,594	$ 18,860,829
PEO Actually Paid Compensation Amount	$ (10,419,083)	34,286,052
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following table reflects the adjustments used to calculate compensation actually paid:

	2022		2021
	PEO	Average for Non- PEO Named Executive Officers	PEO	Average for Non- PEO Named Executive Officers
Total Reported in Summary Compensation Table	$10,398,594	$5,676,307	$18,860,829	$30,474,909
Minus: Reported SCT Value of Equity Awards (a)	$9,526,394	$5,054,445	$18,023,713	$29,804,343
Plus: Equity Award Adjustments (b)	($11,291,283)	($2,690,639)	$33,448,936	$9,206,308
Compensation Actually Paid	($10,419,083)	($2,068,778)	$34,286,052	$9,876,874

(a)
The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year. The total compensation reported in the Summary Compensation Table in 2021 for our PEO and
non-PEO
named executive officers includes the incremental fair value related to modifications of stock awards and option awards granted in prior years. See the section titled “Executive Compensation Tables—Summary Compensation Table—2021 Equity Award Modifications” above. For our named executive officers in 2021, the total modification value included in the reported value of equity awards in the Summary Compensation Table was as follows: Mr. Wernikoff ($11,355,440), Mr. Watson ($26,792,346) and Mr. Preece ($26,158,344).

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

PEO
:

	Year End Fair Value of Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Total Equity Award Adjustments
2022	$4,835,790	($11,215,036)	($4,912,037)	($11,291,283)
2021	$3,424,266	$13,852,215	$16,172,454	$33,448,936

Non-PEO NEO Average Total Compensation Amount	$ 5,676,307	30,474,909
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,068,778)	9,876,874
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following table reflects the adjustments used to calculate compensation actually paid:

	2022		2021
	PEO	Average for Non- PEO Named Executive Officers	PEO	Average for Non- PEO Named Executive Officers
Total Reported in Summary Compensation Table	$10,398,594	$5,676,307	$18,860,829	$30,474,909
Minus: Reported SCT Value of Equity Awards (a)	$9,526,394	$5,054,445	$18,023,713	$29,804,343
Plus: Equity Award Adjustments (b)	($11,291,283)	($2,690,639)	$33,448,936	$9,206,308
Compensation Actually Paid	($10,419,083)	($2,068,778)	$34,286,052	$9,876,874

(a)
The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year. The total compensation reported in the Summary Compensation Table in 2021 for our PEO and
non-PEO
named executive officers includes the incremental fair value related to modifications of stock awards and option awards granted in prior years. See the section titled “Executive Compensation Tables—Summary Compensation Table—2021 Equity Award Modifications” above. For our named executive officers in 2021, the total modification value included in the reported value of equity awards in the Summary Compensation Table was as follows: Mr. Wernikoff ($11,355,440), Mr. Watson ($26,792,346) and Mr. Preece ($26,158,344).

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

Non-PEO
:

	Year End Fair Value of Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Total Equity Award Adjustments
2022	$2,685,214	($4,153,945)	($1,221,908)	($2,690,639)
2021	$1,709,494	$4,450,824	$3,045,990	$9,206,308

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
CEBITDA Subscription Bookings Net Bookings

Total Shareholder Return Amount	$ 20.45	42.46
Peer Group Total Shareholder Return Amount	44.15	84.2
Net Income (Loss)	$ (48,733,016)	$ (108,663,739)
Company Selected Measure Amount	80,878,805	65,544,984
PEO Name	Mr. Wernikoff	Mr. Wernikoff
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	CEBITDA
Non-GAAP Measure Description [Text Block]
(4)
The Company’ most important financial performance measure is CEBITDA (Adjusted EBITDA + change in deferred revenue), a non-GAAP
measure. Adjusted EBITDA is defined as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022, which was filed with the SEC on
March 1, 2023.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Subscription Bookings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Bookings
Mr. Wernikoff [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	$ (11,355,440)
Mr. Watson [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	(26,792,346)
Mr. Preece [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	(26,158,244)
PEO [Member] | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,526,394	$ 18,023,713
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,291,283)	33,448,936
PEO [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,835,790	3,424,266
PEO [Member] | YearOverYear Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,215,036)	13,852,215
PEO [Member] | YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,912,037)	16,172,454
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,291,283)	33,448,936
Non-PEO NEO [Member] | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,054,445	29,804,343
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,690,639)	9,206,308
Non-PEO NEO [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,685,214	1,709,494
Non-PEO NEO [Member] | YearOverYear Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,153,945)	4,450,824
Non-PEO NEO [Member] | YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,221,908)	3,045,990
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,690,639)	$ 9,206,308